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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 -----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 -----------------------------------
                 New York, NY 10019
                 -----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin               New York, NY     August 16, 2010
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 47
                                        --------------------

Form 13F Information Table Value Total: $11,188,983
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

     1        28-13533                     KKR Investment Management LLC
    ------    --------------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                         FOR QUARTER ENDED JUNE 30, 2010

                                                        VALUE    SHRS OR PRN SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP     (x$1000)      AMT     PRN  CALL  DISCRETION  MANAGERS SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC   UNIT 99/99/9999  026874115   480       50,000      SH        SHARED-OTHER 1             50,000
AMGEN INC                 NOTE 0.125% 2/0  031162AN0   15,893    16,000,000  PRN       SHARED-OTHER 1             16,000,000
AMGEN INC                 COM              031162100   2,630     50,000      SH   PUT  SHARED-OTHER 1             50,000
AVAGO TECHNOLOGIES LTD*   SHS              Y0486S104   2,690,578 127,757,725 SH        SHARED-OTHER               127,757,725
BARCLAYS BANK PLC         ETN DJUBS GRNS37 06739H305   676       20,000      SH        SHARED-OTHER 1             20,000
BUNGE LIMITED             COM              G16962105   1,992     40,500      SH  CALL  SHARED-OTHER 1             40,500
CAPITAL ONE FINL CORP     *W EXP 11/14/201 14040H139   3,845     95,400      SH        SHARED-OTHER 1             95,400
CEPHALON INC              NOTE 2.000% 6/0  156708AP4   2,676     2,000,000   PRN       SHARED-OTHER 1             2,000,000
DOLLAR GEN CORP NEW*      COM              256677105   7,439,722 270,044,338 SH        SHARED-OTHER               270,044,338
EXTERRAN HLDGS INC        NOTE 4.250% 6/1  30225XAA1   6,580     5,000,000   PRN       SHARED-OTHER 1             5,000,000
GREAT PLAINS ENERGY INC   UNIT 06/15/2042  391164803   8,365     140,000     SH        SHARED-OTHER 1             140,000
GRIFFON CORP              NOTE 4.000% 7/1  398433AC6   34        34,000      PRN       SHARED-OTHER 1             34,000
HOLOGIC INC               FRNT 2.000%12/1  436440AA9   5,070     6,000,000   PRN       SHARED-OTHER 1             6,000,000
HOLOGIC INC (a)           COM              436440101   6,310     453,000     SH   PUT  SHARED-OTHER 1             453,000
INTEL CORP                COM              458140100   408       21,000      SH        SHARED-OTHER 1             21,000

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
INVACARE CORP             SDCV 4.125% 2/0  461203AD3   2,076     1,900,000   PRN       SHARED-OTHER 1             1,900,000
JAZZ PHARMACEUTICALS INC* COM              472147107   77,853    9,942,946   SH        SHARED-OTHER               9,942,946
L-3 COMMUNICATIONS CORP   DEBT 3.000% 8/0  502413AW7   10,151    10,100,000  PRN       SHARED-OTHER 1             10,100,000
L-3 COMMUNICATIONS HLDGS
 INC                      COM              502424104   7,084     100,000     SH   PUT  SHARED-OTHER 1             100,000
MARKET VECTORS ETF TR     GOLD MINER ETF   57060U100   748       14,400      SH        SHARED-OTHER 1             14,400
MEDTRONIC INC             NOTE 1.500% 4/1  585055AL0   9,117     9,115,000   PRN       SHARED-OTHER 1             9,115,000
MICROCHIP TECHNOLOGY INC  SDCV 2.125%12/1  595017AB0   17,166    17,500,000  PRN       SHARED-OTHER 1             17,500,000
MYLAN INC                 NOTE 3.750% 9/1  628530AJ6   1,438     1,000,000   PRN       SHARED-OTHER 1             1,000,000
MYLAN INC                 PFD CONV         628530206   2,636     2,500       SH        SHARED-OTHER 1             2,500
NETAPP INC                NOTE 1.750% 6/0  64110DAB0   20,694    15,900,000  PRN       SHARED-OTHER 1             15,900,000
NATIONAL CITY CORP        NOTE 4.000% 2/0  635405AW3   269       267,000     PRN       SHARED-OTHER 1             267,000
NEWMONT MINING CORP       NOTE 1.625% 7/1  651639AJ5   7,213     5,000,000   PRN       SHARED-OTHER 1             5,000,000
NEXTERA ENERGY INC (b)    COM              65339F101   1,824     37,400      SH   PUT  SHARED-OTHER 1             37,400
PNC FINL SVCS GROUP INC   *W EXP 12/31/201 693475121   15,272    270,300     SH        SHARED-OTHER 1             270,300
PROSHARES TR              SHRT 20+YR TRE   74347X849   813       19,000      SH        SHARED-OTHER 1             19,000
PRIMEDIA INC*             COM NEW          74157K846   76,217    26,012,715  SH        SHARED-OTHER               26,012,715
REGIONS FINANCIAL CORP
 NEW                      COM              7591EP100   132       20,000      SH   PUT  SHARED-OTHER 1             20,000
ROCKWOOD HLDGS INC*       COM              774415103   589,226   22,134,709  SH        SHARED-OTHER               22,134,709

SANDISK CORP              COM              80004C101   1,022     24,300      SH   PUT  SHARED-OTHER 1             24,300
SBA COMMUNICATIONS CORP   NOTE 4.000%10/0  78388JAM8   4,656     3,610,000   PRN       SHARED-OTHER 1             3,610,000
SEALY CORP*               COM              812139301   124,491   46,625,921  SH        SHARED-OTHER               46,625,921
SILVER STD RES INC  (c)   COM              82823L106   4,391     246,000     SH   PUT  SHARED-OTHER 1             246,000
SLM CORP                  COM              78442P106   2,774     267,000     SH  CALL  SHARED-OTHER 1             267,000
SLM CORP                  COM              78442P106   5,154     496,100     SH   PUT  SHARED-OTHER 1             496,100
SYNOVUS FINL CORP         UNIT 99/99/9999  87161C204   1,465     60,000      SH        SHARED-OTHER 1             60,000
TAKE-TWO INTERACTIVE
 SOFTWAR                  NOTE 4.375% 6/0  874054AA7   5,620     5,000,000   PRN       SHARED-OTHER 1             5,000,000
TEXAS CAPITAL BANCSHARES
 INC                      *W EXP 01/16/201 88224Q115   484       29,500      SH        SHARED-OTHER 1             29,500
VALE CAP II               GTD CV 6.75%12   91912F201   3,513     50,000      SH        SHARED-OTHER 1             50,000
VALLEY NATL BANCORP       *W EXP 11/14/201 919794131   317       23,300      SH        SHARED-OTHER 1             23,300
VIRGIN MEDIA INC          NOTE 6.500%11/1  92769LAB7   5,906     5,000,000   PRN       SHARED-OTHER 1             5,000,000
WRIGHT MED GROUP INC      NOTE 2.625%12/0  98235TAA5   1,334     1,500,000   PRN       SHARED-OTHER 1             1,500,000
ZHONE TECHNOLOGIES INC
 NEW*                     COM NEW          98950P884   2,670     1,791,875   SH        SHARED-OTHER               1,791,875

* Position held by one or more entities engaged in the private equity business.

(a) Includes two series of Hologic Inc put options.

(b) Includes two series of Nextera Energy Inc put options.

(c) Includes four series of Silver Std Res Inc put options.